Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Terms and Discount Rate	The following is a summary of weighted average remaining lease terms and discount rate for all of the Company’s operating leases:
	December 31, 2023	December 31, 2022
weighted average remaining lease term (years)	1.60	1.42
weighted average discount rate	13%	13%
The components of lease expense and supplemental cash flow information related to leases for the year ended December 31, 2023 and 2022 were as follows:
	Year ended December 31, 2023	Year ended December 31, 2022
Components of lease expense:
Operating lease cost	$56	$54
	Year ended December 31, 2023	Year ended December 31, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$56	$54

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$62	$-

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of December 31, 2023 were as follows:
2023	$25
2024	$14
2025	$3
Total operating lease payments	$42
Less: imputed interest	$(2)
Present value of lease liability	$40